Nature of Operations	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Nature of Operations
Note 1: Nature of Operations

ShiftPixy, Inc. (the “Company”) was incorporated on June 3, 2015. The Company is a specialized staffing service provider that provides solutions for large contingent part-time workforce demands, primarily in the restaurant, hospitality and maintenance service trades. The Company’s focus is on the restaurant industry in Southern California.

Both ShiftPixy, Inc and its wholly-owned subsidiary, Shift Human Capital Management Inc. (“SHCM”), function as an employment administrative services (“EAS”) provider including services such as administrative and processing services, performing functions in the nature of a payroll processor, human resources consultant, administrator of workers’ compensation coverages and claims and provides workers compensation coverage written in the names of the clients (as may be required by some states). The Company has built a human resources information systems platform to assist in customer acquisition and hopes that this mechanism may become a way to onboard new clients into the ShiftPixy Ecosystem when eligible clients recognize the value of the services provided by the parent Company.

The Company is currently operating in one reportable segment.

ShiftPixy, Inc. (the “Company”) was incorporated on June 3, 2015. The Company is a specialized staffing service provider that provides solutions for large contingent part-time workforce demands, primarily in the restaurant, hospitality and maintenance service trades. The Company’s focus is on the restaurant industry in Southern California.

Both ShiftPixy, Inc and its wholly-owned subsidiary, Shift Human Capital Management Inc. (“SHCM”), function as an employment administrative services (“EAS”) provider including services such as administrative and processing services, performing functions in the nature of a payroll processor, human resources consultant, administrator of workers’ compensation coverages and claims and provides workers compensation coverage written in the names of the clients (as may be required by some states). The Company has built a human resources information systems platform to assist in customer acquisition and hopes that this mechanism may become a way to onboard new clients into the ShiftPixy Ecosystem when eligible clients recognize the value of the services provided by the parent Company.